Accounts and Notes Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts and Notes Receivables, Net [Abstract]
Schedule of Accounts and Notes Receivables

Accounts and notes receivables consist of the following:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Notes receivable	13	—
Accounts receivable	47,829	51,723
Less: allowance for doubtful accounts	(35,086)	(35,770)
Accounts receivable, net	12,756	15,953